U.S. SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 24F-2
                           Annual Notice of Securities Sold
                                Pursuant to Rule 24f-2


          1.   Name and address of issuer:
              The Alger  Separate Account  A of  Golden American
                         Life Insurance Company
                         1001 Jefferson Street, 4th Floor
                         Wilmington, DE  19801

          2. Name of each series or class of funds for which this notice is filed:
                         N/A

          3.   Investment Company Act File Number:  811-5790

               Securities Act File Number:  33-27766


          4. Last day of fiscal year for which this notice is filed:
                         December 31, 1995


          5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                         [   ]


          6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction
               A.6):
                         N/A


          7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                         None


          8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
                         None

          9.   Number  and aggregate sale  price of securities
               sold during the fiscal year:
                         Number:        0
                         Sale Price:    $0

          10.  Number  and aggregate sale  price of securities
               sold during the  fiscal year in  reliance upon
               registration  pursuant to rule 24f-2:
                         Number:        0
                         Sale Price:    $0


          11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see
               Instruction B.7):
                         N/A

          12.  Calculation of registration fee:

               (i)     Aggregate sale price of securities sold
                       during the fiscal year in reliance on
                       rule 24f-2 (from Item 10):            $ 0

               (ii)    Aggregate price of shares issued in
                       connection with dividend reinvestment
                       plans (from Item 11, if applicable):  + N/A

               (iii)   Aggregate price of shares redeemed
                       or repurchased during the fiscal
                       year (if applicable):                 - 0

               (iv)    Aggregate price of shares redeemed
                       or repurchased and previously
                       applied as a reduction to filing
                       fees pursuant to rule 24e-2
                       (if applicable):                       + N/A

               (v)     Net aggregate price of securities
                       sold and issued during the fiscal
                       year in reliance on rule 24f-2
                       [line (i), plus line (ii), less
                       line (iii), plus line (iv)]
                       (if applicable):                      $0

               (vi)    Multiplier prescribed by Section 6(b)
                       of the Securities Act of 1933 or other
                       applicable law or regulation (see
                       Instruction C.6):                 x 1/2900

               (vii)   Fee due [line (i) or in (v) multiplied
                       by line (vi)]:                    $0

          Instruction: Issuers  should complete  lines  (ii),
          (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.
                       See Instruction C.3.


          13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                            [ ]

               Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                      SIGNATURES

               This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

               By (Signature and Title)* /s/ Mitchell M. Cox


                                         Mitchell M. Cox
                                         Vice President and
                                         Assistant Secretary of
                                         Golden American Life
                                         Insurance Company

               Date  February 26, 1996



          *Please print the name and title of the signing officer below the signature.